Other Liabilities - Summary of lease payments to be made (Detail) $ in Millions	Oct. 31, 2020 CAD ($)
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 4,155
Within 1 year [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	451
1 to 2 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	434
2 to 3 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	420
3 to 4 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	403
4 to 5 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	367
Over 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 2,080